Note 8 - Leases - Operating Leases Assets and Liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Operating lease right-of-use assets	$ 1,598	$ 1,728
Current portion of obligations under operating leases	534	529
Long-term portion of obligations under operating leases	1,064	1,199
Total obligations under operating leases	1,598	1,728
Leased property under finance leases	11,978	12,112
Less accumulated amortization	(6,588)	(6,377)
Leased property under finace leases, net	5,390	5,735
Current portion of obligations under finance leases	167	333
Long-term portion of obligations under finance leases	496	560
Total obligations under finance leases	$ 663	$ 893